LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASE OBLIGATIONS	LEASE OBLIGATIONS
The Group has entered into leases agreements for the rental of premises and rolling stock. The leases have an initial term of 1.2 to 15 years and some have a renewal option after that date. The lease terms are negotiated individually and encompass a wide range of different terms and conditions.
Right-of-use assets

	Premises	Rolling stock	Total
	$	$	$
Balance at January 1, 2021	7,353,957	144,767	7,498,724
Additions	56,006,523	568,498	56,575,021
Depreciation expense	(3,031,148)	(103,704)	(3,134,852)
Foreign currency translation adjustment	(31,909)	(4,622)	(36,531)
Balance at December 31, 2021	60,297,423	604,939	60,902,362

	Premises	Rolling stock	Total
	$	$	$
Balance at January 1, 2020	6,371,563	202,401	6,573,964
Additions	2,177,758	19,204	2,196,962
Depreciation expense	(1,366,378)	(77,826)	(1,444,204)
Foreign currency translation adjustment	171,014	988	172,002
Balance at December 31, 2020	7,353,957	144,767	7,498,724
8 - LEASE OBLIGATIONS (CONTINUED)
Right-of-use assets (continued)
Depreciation was recognized as follows in the consolidated statements of loss:

	2021	2020	2019
	$	$	$
Cost of sales	1,709,607	851,507	443,781
Administrative	315,724	133,525	166,971
Selling	1,109,521	459,172	42,459
Capitalized to property, plant and equipment	(528,839)	—	—
	2,606,013	1,444,204	653,211

Lease liabilities

$
Balance at January 1, 2021	7,719,108
Additions	56,575,021
Lease payments	(2,093,371)
Foreign exchange gain	(42,772)
Foreign currency translation adjustment	51,331
Balance at December 31, 2021	62,209,317
Current portion	7,728,923
Non-current portion	54,480,394

Balance at January 1, 2020	6,669,787
Additions	2,196,962
Lease payments	(1,327,707)
Foreign currency translation adjustment	180,066
Balance at December 31, 2020	7,719,108
Current portion	1,814,635
Non-current portion	5,904,473
8 - LEASE OBLIGATIONS (CONTINUED)
Lease liabilities (continued)
Amounts recognized in administrative expenses in the consolidated statement of loss are as follow:

	2021	2020	2019
	$	$	$
Expense relating to variable lease payments, short-term leases and low-value assets not included in lease liabilities	27,942	84,685	45,493
See Notes 17 and 20 for information on interest expense on lease liabilities and Note 24 for contractual undiscounted payments related to lease liabilities.

Variable payments
Some leases for premises require repayment of a portion of the lessor’s payments for property taxes, insurance and operating expenses such as power, maintenance, administration and security; these amounts vary based on the use and wear and tear of the space. The final lease payments are determined each year.
Renewal and termination options
Some leases include renewal or termination options that can be exercised at the Group’s option. These options are used to maximize the operational flexibility of the Group’s activities. These options are not reflected in measuring lease liabilities in many cases because the options are not reasonably certain to be exercised by the Group. The Group's practice is to ensure that space or rolling stock meets its needs, which evolve over time.
Residual value guarantee
The residual value guarantee expected to be payable as well as those not expected to be payable have been excluded from the lease liability calculation as they were not significant.